Cover	12 Months Ended
Dec. 25, 2022
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Bloomin' Brands, Inc.
Entity Central Index Key	0001546417